Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.8%
Aerospace & Defense – 0.5%
Howmet Aerospace Inc	103,077	$3,188,172
Auto Components – 0.4%
BorgWarner Inc	78,376	2,461,006
Banks – 10.5%
Bank of Nova Scotia#	103,168	4,907,702
Bank OZK	95,494	3,777,743
Canadian Imperial Bank of Commerce#	179,837	7,869,667
Citizens Financial Group Inc	182,817	6,281,592
Fifth Third Bancorp	195,882	6,260,389
Huntington Bancshares Inc/OH	280,999	3,703,567
KeyCorp	371,954	5,958,703
Regions Financial Corp	169,899	3,409,873
Royal Bank of Canada	72,033	6,485,851
Toronto-Dominion Bank#	55,650	3,413,014
Truist Financial Corp	118,037	5,139,331
US Bancorp	85,434	3,444,699
Zions Bancorp NA	12,412	631,274
		61,283,405
Beverages – 2.3%
Coca-Cola Co	112,479	6,301,074
Keurig Dr Pepper Inc	100,990	3,617,462
PepsiCo Inc	22,655	3,698,655
		13,617,191
Biotechnology – 2.2%
AbbVie Inc	41,110	5,517,373
Gilead Sciences Inc	56,108	3,461,303
Vertex Pharmaceuticals Inc*	13,002	3,764,599
		12,743,275
Building Products – 2.8%
AO Smith Corp	88,986	4,322,940
Johnson Controls International PLC	121,536	5,982,002
Masco Corp	135,743	6,337,841
		16,642,783
Capital Markets – 6.3%
Ares Capital Corp	94,641	1,597,540
Bank of New York Mellon Corp	91,763	3,534,711
Blue Owl Capital Inc	614,044	5,667,626
Brookfield Asset Management Inc - Class A	60,206	2,461,823
Franklin Resources Inc	218,600	4,704,272
FS KKR Capital Corp	412,836	6,997,570
Jefferies Financial Group Inc	210,338	6,204,971
Nasdaq Inc	48,204	2,732,203
S&P Global Inc	10,272	3,136,555
		37,037,271
Chemicals – 1.5%
Corteva Inc	61,438	3,511,182
Huntsman Corp	68,020	1,669,211
LyondellBasell Industries NV	44,730	3,367,274
		8,547,667
Communications Equipment – 0.7%
Cisco Systems Inc	66,603	2,664,120
Juniper Networks Inc	64,875	1,694,535
		4,358,655
Containers & Packaging – 1.7%
Berry Global Group Inc*	69,648	3,240,721
International Paper Co	138,666	4,395,712
Westrock Co	74,628	2,305,259
		9,941,692
Diversified Consumer Services – 0.5%
Service Corp International/US	48,499	2,800,332
Diversified Financial Services – 0.6%
Berkshire Hathaway Inc*	13,226	3,531,606
Diversified Telecommunication Services – 1.5%
AT&T Inc	226,673	3,477,164
Verizon Communications Inc	136,752	5,192,473
		8,669,637
Electric Utilities – 5.4%
American Electric Power Co Inc	38,631	3,339,650

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electric Utilities– (continued)
Exelon Corp	88,121	$3,301,013
FirstEnergy Corp	140,027	5,180,999
PG&E Corp*	308,289	3,853,612
Pinnacle West Capital Corp	52,260	3,371,293
PPL Corp	233,088	5,908,781
Southern Co	72,958	4,961,144
Xcel Energy Inc	24,647	1,577,408
		31,493,900
Electrical Equipment – 0.9%
Eaton Corp PLC	20,936	2,792,025
Emerson Electric Co	30,473	2,231,233
		5,023,258
Electronic Equipment, Instruments & Components – 1.2%
Corning Inc	111,187	3,226,647
Jabil Inc	66,112	3,815,323
		7,041,970
Equity Real Estate Investment Trusts (REITs) – 7.7%
Boston Properties Inc	35,436	2,656,637
Equinix Inc	4,644	2,641,693
Invitation Homes Inc	145,787	4,923,227
Kimco Realty Corp	138,581	2,551,276
National Retail Properties Inc	150,759	6,009,254
Omega Healthcare Investors Inc	115,985	3,420,398
STORE Capital Corp	247,969	7,768,869
VICI Properties Inc	210,153	6,273,067
Weyerhaeuser Co	203,412	5,809,447
WP Carey Inc	46,909	3,274,248
		45,328,116
Food & Staples Retailing – 1.5%
Albertsons Cos Inc - Class A	138,159	3,434,633
Sysco Corp	36,685	2,593,996
US Foods Holding Corp*	96,695	2,556,616
		8,585,245
Food Products – 7.9%
Campbell Soup Co	81,212	3,826,709
Conagra Brands Inc	168,712	5,505,073
General Mills Inc	53,358	4,087,756
Hormel Foods Corp	83,679	3,802,374
JM Smucker Co	26,987	3,708,284
Kellogg Co	68,809	4,793,235
Kraft Heinz Co	194,762	6,495,313
McCormick & Co Inc/MD	109,788	7,824,591
Mondelez International Inc	63,644	3,489,601
Tyson Foods Inc	40,899	2,696,471
		46,229,407
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	36,047	3,487,908
Alcon Inc	44,224	2,572,952
Boston Scientific Corp*	43,902	1,700,324
Shockwave Medical Inc*	819	227,739
Stryker Corp	16,460	3,333,808
		11,322,731
Health Care Providers & Services – 1.7%
Cardinal Health Inc	44,768	2,985,130
HCA Healthcare Inc	18,273	3,358,395
Quest Diagnostics Inc	28,985	3,556,170
		9,899,695
Hotels, Restaurants & Leisure – 2.8%
Chipotle Mexican Grill Inc*	1,768	2,656,880
Texas Roadhouse Inc	33,915	2,959,423
Wendy's Co	431,992	8,073,930
Yum! Brands Inc	26,355	2,802,591
		16,492,824
Household Durables – 0.9%
Garmin Ltd	33,251	2,670,388
Leggett & Platt Inc	78,997	2,624,280
		5,294,668
Household Products – 1.1%
Church & Dwight Co Inc	86,974	6,213,423
Independent Power and Renewable Electricity Producers – 1.5%
AES Corp/VA	69,154	1,562,880
Atlantica Sustainable Infrastructure PLC	56,700	1,491,210

Shares or Principal Amounts		Value
Common Stocks– (continued)
Independent Power and Renewable Electricity Producers– (continued)
Vistra Energy Corp	272,585	$5,724,285
		8,778,375
Information Technology Services – 1.5%
Cognizant Technology Solutions Corp	107,865	6,195,766
Paychex Inc	24,270	2,723,337
		8,919,103
Insurance – 6.5%
Aflac Inc	63,033	3,542,455
Chubb Ltd	36,317	6,605,336
Fidelity National Financial Inc	212,605	7,696,301
Manulife Financial Corp	225,360	3,531,391
MetLife Inc	59,300	3,604,254
Progressive Corp/The	48,889	5,681,391
Travelers Cos Inc	23,081	3,536,009
Willis Towers Watson PLC	17,745	3,565,680
		37,762,817
Leisure Products – 0.4%
Hasbro Inc	37,473	2,526,430
Life Sciences Tools & Services – 1.0%
Agilent Technologies Inc	27,282	3,316,127
Repligen Corp*	13,294	2,487,440
		5,803,567
Machinery – 0.7%
Fortive Corp	28,511	1,662,191
Ingersoll Rand Inc	59,949	2,593,394
		4,255,585
Media – 1.9%
New York Times Co	97,365	2,799,244
Sirius XM Holdings Inc#	1,427,781	8,148,641
		10,947,885
Mortgage Real Estate Investment Trusts (REITs) – 3.8%
AGNC Investment Corp	603,680	5,082,986
Annaly Capital Management Inc	336,517	5,774,632
Blackstone Mortgage Trust Inc - Class A	241,025	5,625,523
Starwood Property Trust Inc	299,314	5,453,501
		21,936,642
Multi-Utilities – 3.4%
CenterPoint Energy Inc	176,663	4,978,363
Consolidated Edison Inc	68,975	5,915,296
Dominion Energy Inc	46,789	3,233,588
Public Service Enterprise Group Inc	72,251	4,062,674
Sempra Energy	10,862	1,628,648
		19,818,569
Oil, Gas & Consumable Fuels – 3.0%
Enbridge Inc	71,986	2,670,681
Kinder Morgan Inc/DE	216,822	3,607,918
Magellan Midstream Partners LP	113,346	5,385,068
TC Energy Corp#	62,685	2,525,579
Williams Cos Inc	112,664	3,225,570
		17,414,816
Pharmaceuticals – 2.0%
Bristol-Myers Squibb Co	54,445	3,870,495
Elanco Animal Health Inc*	195,840	2,430,374
Johnson & Johnson	11,519	1,881,744
Merck & Co Inc	43,284	3,727,618
		11,910,231
Professional Services – 0.3%
Leidos Holdings Inc	19,823	1,733,918
Real Estate Management & Development – 0.6%
CBRE Group Inc*	49,746	3,358,352
Road & Rail – 1.6%
Canadian National Railway Co	57,713	6,232,427
Canadian Pacific Railway Ltd	38,721	2,583,465
Ryder System Inc	9,153	690,960
		9,506,852
Software – 1.4%
Check Point Software Technologies Ltd*	24,999	2,800,388
Fortinet Inc*	55,343	2,719,002
NortonLifeLock Inc	100,514	2,024,352
Synopsys Inc*	1,287	393,191
		7,936,933
Technology Hardware, Storage & Peripherals – 1.5%
Dell Technologies Inc	76,684	2,620,292

Shares or Principal Amounts		Value
Common Stocks– (continued)
Technology Hardware, Storage & Peripherals– (continued)
HP Inc	133,845	$3,335,417
NetApp Inc	42,103	2,604,071
		8,559,780
Thrifts & Mortgage Finance – 0.4%
New York Community Bancorp Inc#	308,112	2,628,195
Tobacco – 0.9%
Philip Morris International Inc	59,877	4,970,390
Trading Companies & Distributors – 0.9%
Fastenal Co	115,177	5,302,749
Total Common Stocks (cost $622,956,162)		571,819,118
Investment Companies– 1.6%
Exchange-Traded Funds (ETFs) – 1.5%
Schwab US Large-Cap	200,571	8,494,182
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£	681,038	681,106
Total Investment Companies (cost $10,266,749)		9,175,288
Investments Purchased with Cash Collateral from Securities Lending– 3.7%
Investment Companies – 3.0%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	17,449,315	17,449,315
Time Deposits – 0.7%
Royal Bank of Canada, 3.0600%, 10/3/22	$4,362,329	4,362,329
Total Investments Purchased with Cash Collateral from Securities Lending (cost $21,811,644)		21,811,644
Total Investments (total cost $655,034,555) – 103.1%		602,806,050
Liabilities, net of Cash, Receivables and Other Assets – (3.1)%		(17,844,911)
Net Assets – 100%		$584,961,139

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$553,259,900	91.8%
Canada	42,681,600	7.1
Israel	2,800,388	0.5
Switzerland	2,572,952	0.4
Spain	1,491,210	0.2

Total	$602,806,050	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$7,996	$52	$(15)	$681,106
Investments Purchased with Cash Collateral from Securities Lending - 3.0%
Investment Companies - 3.0%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	102,966∆	-	-	17,449,315
Total Affiliated Investments - 3.1%	$110,962	$52	$(15)	$18,130,421

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	1,663,809	20,701,462	(21,684,202)	681,106
Investments Purchased with Cash Collateral from Securities Lending - 3.0%
Investment Companies - 3.0%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	13,225,166	51,585,013	(47,360,864)	17,449,315

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$571,819,118	$-	$-
Investment Companies	8,494,182	681,106	-
Investments Purchased with Cash Collateral from Securities Lending	-	21,811,644	-
Total Assets	$580,313,300	$22,492,750	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70296 11-22